March 15, 2016

U.S. Securities & Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

RE:          Vanguard Star Funds (the Trust)

                File No. 2-88373

Commissioners:

Enclosed is an amendment to Form N-CSR originally filed on December 22, 2015, which we are filing pursuant to Rule 30b2-1 of the Investment Company Act of 1940. The purpose of this amendment is to refile the annual report to shareholders required by Item 1 of Form N-CSR to correct reported benchmark performance data for the LifeStrategy Conservative Growth Fund, a series of the above-referenced Trust.  Pursuant to Rule 30a-2(a), we are enclosing new certifications by the principal executive and principal financial officer of the Trust.

Please contact me at (610) 669-2153 with any questions concerning the enclosed Amendment.

Sincerely,

/s/Jaliya S. Faulkner

Jaliya S. Faulkner

Associate Counsel

The Vanguard Group, Inc.

cc: Asen Parachkevov

      U.S. Securities & Exchange Commission